INTANGIBLE ASSETS - Amortization of intangible assets (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
June 30, 2025	$ 911,558	$ 1,218,750
June 30, 2026	1,411,630	1,391,400
June 30, 2027	1,411,630	1,391,400
June 30, 2028	1,414,970	1,394,739
June 30, 2029	1,411,630	1,391,400
thereafter	$ 9,211,047	$ 9,089,667